Annual Operating Expenses {- Financial Services Portfolio} - 02.28 VIP Sector Funds Investor Combo PRO-20 - Financial Services Portfolio - VIP Financial Services Portfolio-Investor VIP	Apr. 30, 2021
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.23%
Total annual operating expenses	0.76%